Fair Value and Fair Value Hierarchy of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Summary of Carrying Amounts that Reasonably Approximate to Fair Values
The carrying amounts and fair value
s
 of the Group's financial instruments, other than those with carrying amounts that reasonably approximate to fair values, are as follows:

	Carrying amount			Fair value
	2020	2021	2022	2020	2021	2022
	RM	RM	RM	RM	RM	RM

Financial assets
Financial assets at fair value through profit or loss	-	1,309,134	72,295	-	1,309,134	72,295
Financial assets at fair value through other comprehensive income	-	34,221,879	12,819,747	-	34,221,879	12,819,747

Summary of Significant Unobservable Inputs to Valuation of Financial Instruments
Below is a summary of significant unobservable inputs to valuation of financial instruments together with a quantitative sensitivity analysis as at December 31, 202
1
:

		Significant		Sensitivity
	Valuation	Unobservable		of value to
	Technique	input	Input	the input

Unlisted equity investment	Income Approach. In this approach, the discounted cash flow method was used to capture the present value of the expected future economic benefit to be derived from the ownership of this investees	Weighted average cost of capital Illiquidity discount	25% to 35% 17.52%	5% increase/decrease in illiquidity result in increase/decrease in fair value by approximately 6%

Summary of Fair Value Measurement Hierarchy
The following tables illustrate the fair value measurement hierarchy of the Group’s financial instruments:

Assets measured at fair value:

	Fair value measurement using
	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
	RM	RM	RM	RM

As at December 31, 2021
Financial assets at fair value through profit or loss	-	-	1,309,134	1,309,134
Financial assets at fair value through other comprehensive income	-	34,221,879	-	34,221,879

As at December 31, 2022
Financial assets at fair value through profit or loss	-	-	72,295	72,295
Financial assets at fair value through other comprehensive income	12,819,747	-	-	12,819,747

Summary of Movements in Fair Value Measurements within Level 1
The movements in fair value measurements within Level 1 during the years are as follow:

	2020	2021	2022
	RM	RM	RM	USD

Quoted/Unquoted equity shares at fair value through other comprehensive income
At January 1	-	-	34,221,879	7,773,282
Addition	-	6,398,987	-	-
Total unrealized gain recognized in other comprehensive income/(loss)	-	27,822,892	(21,402,132)	(4,861,358)
At December 31	-	34,221,879	12,819,747	2,911,924